Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 10,928	$ 1,994,470	$ (7,613,504)	$ (5,608,106)
Balance, shares at Dec. 31, 2013	10,928,099
Warrants issued in connection with Notes Payable		2,312,755		2,312,755
Issuance of common stock, net of issuance costs	$ 500	479,500		480,000
Issuance of common stock, net of issuance costs, shares	500,000
Shares issued to existing AFH Acquisition X, Inc. shareholders	$ 3,854	(3,854)
Shares issued to existing AFH Acquisition X, Inc. shareholders, shares	3,853,600
Debt converted into common shares	$ 2,658	2,488,350		2,491,008
Debt converted into common shares, shares	2,658,234
Warrants issued for Services		787,266		787,266
Stock Compensation		256,641		256,641
Common shares issued for collateral on note payable	$ 6,329			6,329
Common shares issued for collateral on note payable, shares	6,329,114
Shares issued for Services
Net Loss			(4,424,413)	(4,424,413)
Balance at Dec. 31, 2014	$ 24,269	8,315,128	(12,037,917)	(3,698,520)
Balance, shares at Dec. 31, 2014	24,269,047
Warrants issued in connection with Notes Payable		652,200		652,200
Shares issued to existing AFH Acquisition X, Inc. shareholders	$ 867	(867)
Shares issued to existing AFH Acquisition X, Inc. shareholders, shares	867,163
Debt converted into common shares	$ 2,438	3,850,333		3,852,771
Debt converted into common shares, shares	2,438,463
Warrants issued for Services		860,502		860,502
Stock Compensation		3,291,434		3,291,434
Common shares issued for collateral on note payable	$ 2,532			2,532
Common shares issued for collateral on note payable, shares	2,531,646
Shares issued for Services	$ 2,106	3,232,837		3,234,943
Shares issued for Services, shares	2,105,637
Net Loss			(13,876,927)	(13,876,927)
Balance at Dec. 31, 2015	$ 32,212	$ 20,201,567	$ (25,914,844)	(5,681,065)
Balance, shares at Dec. 31, 2015	32,211,956
Net Loss				(6,977,898)
Balance at Mar. 31, 2016				$ (3,012,291)